Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 304,212	$ 471,495	$ 1,011,798	$ 1,144,687
Cost of revenue	(246,836)	(361,003)	(841,418)	(900,810)
Initial recognition and changes in fair value of biological assets and agricultural produce	44,386	13,602	77,479	121,302
Changes in net realizable value of agricultural produce after harvest	5,034	(5,874)	7,594	(19,453)
Margin on manufacturing and agricultural activities before operating expenses	106,796	118,220	255,453	345,726
General and administrative expenses	(19,047)	(24,111)	(90,014)	(78,958)
Selling expenses	(34,564)	(46,790)	(111,316)	(115,511)
Other operating income/(expense), net	3,668	(17,640)	12,063	(16,505)
Profit from operations	56,853	29,679	66,186	134,752
Depreciation of Property, plant and equipment and amortization of Intangible assets			(145,712)	(170,614)
Net gain (loss) from Fair value adjustment of investment property			3,614	(22,484)
Impairment of assets destroyed by fire			0	(14,036)
Right of use assets	400,871	387,375	400,871	387,375	$ 373,846	$ 406,713
Investment property	34,208	33,542	34,208	33,542	33,542	33,364
Biological assets	234,707	225,110	234,707	225,110	293,945	228,037
Finished goods	220,723	231,742	220,723	231,742	188,154	179,611
Borrowings	1,236,971		1,236,971		779,556
Lease liabilities	368,075		368,075		342,030
Operating segments
Disclosure of operating segments [line items]
Revenue			1,038,979	1,107,999
Cost of revenue			(866,264)	(869,700)
Initial recognition and changes in fair value of biological assets and agricultural produce			80,057	109,073
Changes in net realizable value of agricultural produce after harvest			8,099	(17,043)
Margin on manufacturing and agricultural activities before operating expenses			260,871	330,329
General and administrative expenses			(95,371)	(73,975)
Selling expenses			(115,522)	(111,470)
Other operating income/(expense), net			11,757	(13,403)
Profit from operations			61,735	131,481
Depreciation of Property, plant and equipment and amortization of Intangible assets			(147,758)	(168,156)
Net gain (loss) from Fair value adjustment of investment property			3,122	(18,188)
Transfer of revaluation surplus derived from the disposals of assets before taxes				9,024
Impairment of assets destroyed by fire				(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			17,662	1,546
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			62,395	107,527
Changes in net realizable value of agricultural produce after harvest (unrealized)			8,372	(1,834)
Changes in net realizable value of agricultural produce after harvest (realized)			(273)	(15,209)
Farmlands and farmland improvements, net	720,568	692,153	720,568	692,153
Machinery, equipment, building and facilities, and other fixed assets, net	498,982	501,938	498,982	501,938
Bearer plants, net	411,677	327,570	411,677	327,570
Work in progress	50,374	26,928	50,374	26,928
Right of use assets	400,871	373,846	400,871	373,846
Investment property	34,208	33,542	34,208	33,542
Goodwill	19,352	20,242	19,352	20,242
Biological assets	234,707	293,945	234,707	293,945
Finished goods	220,723	188,154	220,723	188,154
Raw materials, Stocks held by third parties and others	186,563	101,510	186,563	101,510
Total segment assets	2,778,025	2,559,828	2,778,025	2,559,828
Borrowings	1,236,971	779,556	1,236,971	779,556
Lease liabilities	368,075	342,030	368,075	342,030
Total segment liabilities	1,605,046	1,121,586	1,605,046	1,121,586
Farming | Crops
Disclosure of operating segments [line items]
Revenue			171,566	186,115
Cost of revenue			(166,511)	(169,790)
Initial recognition and changes in fair value of biological assets and agricultural produce			(6,277)	33,184
Changes in net realizable value of agricultural produce after harvest			8,203	(19,993)
Margin on manufacturing and agricultural activities before operating expenses			6,981	29,516
General and administrative expenses			(14,893)	(17,380)
Selling expenses			(13,479)	(14,077)
Other operating income/(expense), net			1,070	(4,972)
Profit from operations			(20,321)	(6,913)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(3,937)	(6,535)
Net gain (loss) from Fair value adjustment of investment property			0	(628)
Impairment of assets destroyed by fire				(14,036)
Biological assets	39,161	49,293	39,161	49,293	79,363	55,545
Farming | Rice
Disclosure of operating segments [line items]
Revenue			170,594	209,939
Cost of revenue			(146,453)	(166,516)
Initial recognition and changes in fair value of biological assets and agricultural produce			14,577	39,114
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			38,718	82,537
General and administrative expenses			(13,382)	(12,574)
Selling expenses			(24,174)	(25,999)
Other operating income/(expense), net			5,049	(18,290)
Profit from operations			6,211	25,674
Depreciation of Property, plant and equipment and amortization of Intangible assets			(11,223)	(11,533)
Net gain (loss) from Fair value adjustment of investment property			3,614	(21,856)
Impairment of assets destroyed by fire				0
Biological assets	47,031	48,477	47,031	48,477	102,098	32,843
Farming | Dairy
Disclosure of operating segments [line items]
Revenue			209,746	223,982
Cost of revenue			(182,077)	(186,360)
Initial recognition and changes in fair value of biological assets and agricultural produce			19,563	7,473
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			47,232	45,095
General and administrative expenses			(10,516)	(9,055)
Selling expenses			(24,341)	(20,834)
Other operating income/(expense), net			(53)	3,919
Profit from operations			12,322	19,125
Depreciation of Property, plant and equipment and amortization of Intangible assets			(9,387)	(9,341)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Biological assets	41,493	42,193	41,493	42,193	42,864	23,191
Farming | Operating segments
Disclosure of operating segments [line items]
Revenue			579,087	583,348
Cost of revenue			(519,887)	(491,556)
Initial recognition and changes in fair value of biological assets and agricultural produce			30,441	67,542
Changes in net realizable value of agricultural produce after harvest			8,708	(17,583)
Margin on manufacturing and agricultural activities before operating expenses			98,349	141,751
General and administrative expenses			(42,115)	(35,857)
Selling expenses			(66,182)	(56,900)
Other operating income/(expense), net			5,767	(16,235)
Profit from operations			(4,181)	32,759
Depreciation of Property, plant and equipment and amortization of Intangible assets			(26,495)	(25,058)
Net gain (loss) from Fair value adjustment of investment property			3,122	(18,188)
Transfer of revaluation surplus derived from the disposals of assets before taxes				9,024
Impairment of assets destroyed by fire				(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			(8,201)	6,990
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			38,642	60,552
Changes in net realizable value of agricultural produce after harvest (unrealized)			8,372	(1,834)
Changes in net realizable value of agricultural produce after harvest (realized)			336	(15,749)
Farmlands and farmland improvements, net	631,672	611,796	631,672	611,796
Machinery, equipment, building and facilities, and other fixed assets, net	263,800	298,259	263,800	298,259
Bearer plants, net	1,204	1,292	1,204	1,292
Work in progress	27,308	10,753	27,308	10,753
Right of use assets	26,199	36,558	26,199	36,558
Investment property	34,208	33,542	34,208	33,542
Goodwill	15,246	16,716	15,246	16,716
Biological assets	127,685	224,325	127,685	224,325
Finished goods	101,363	93,521	101,363	93,521
Raw materials, Stocks held by third parties and others	159,812	79,645	159,812	79,645
Total segment assets	1,388,497	1,406,407	1,388,497	1,406,407
Borrowings	180,685	121,042	180,685	121,042
Lease liabilities	23,852	30,472	23,852	30,472
Total segment liabilities	204,537	151,514	204,537	151,514
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Revenue			180,839	175,065
Cost of revenue			(175,834)	(159,224)
Initial recognition and changes in fair value of biological assets and agricultural produce			(6,561)	28,954
Changes in net realizable value of agricultural produce after harvest			8,726	(17,583)
Margin on manufacturing and agricultural activities before operating expenses			7,170	27,212
General and administrative expenses			(16,257)	(16,195)
Selling expenses			(14,447)	(13,206)
Other operating income/(expense), net			1,143	(5,358)
Profit from operations			(22,391)	(7,547)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(4,252)	(6,061)
Net gain (loss) from Fair value adjustment of investment property			0	(588)
Transfer of revaluation surplus derived from the disposals of assets before taxes				9,024
Impairment of assets destroyed by fire				(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			(1,529)	18,544
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			(5,032)	10,410
Changes in net realizable value of agricultural produce after harvest (unrealized)			8,372	(1,834)
Changes in net realizable value of agricultural produce after harvest (realized)			354	(15,749)
Farmlands and farmland improvements, net	446,887	432,826	446,887	432,826
Machinery, equipment, building and facilities, and other fixed assets, net	36,906	41,770	36,906	41,770
Bearer plants, net	1,204	1,292	1,204	1,292
Work in progress	2,551	468	2,551	468
Right of use assets	15,585	20,850	15,585	20,850
Investment property	0	28,193	0	28,193
Goodwill	9,483	10,397	9,483	10,397
Biological assets	39,161	79,363	39,161	79,363
Finished goods	60,252	40,345	60,252	40,345
Raw materials, Stocks held by third parties and others	63,897	44,809	63,897	44,809
Total segment assets	675,926	700,313	675,926	700,313
Borrowings	35,605	36,573	35,605	36,573
Lease liabilities	17,515	17,385	17,515	17,385
Total segment liabilities	53,120	53,958	53,120	53,958
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Revenue			174,654	199,035
Cost of revenue			(149,854)	(157,478)
Initial recognition and changes in fair value of biological assets and agricultural produce			15,602	31,927
Changes in net realizable value of agricultural produce after harvest			(16)	0
Margin on manufacturing and agricultural activities before operating expenses			40,386	73,484
General and administrative expenses			(14,544)	(11,391)
Selling expenses			(25,703)	(24,506)
Other operating income/(expense), net			4,673	(14,327)
Profit from operations			4,812	23,260
Depreciation of Property, plant and equipment and amortization of Intangible assets			(12,058)	(10,539)
Net gain (loss) from Fair value adjustment of investment property			3,122	(17,600)
Transfer of revaluation surplus derived from the disposals of assets before taxes				0
Impairment of assets destroyed by fire				0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			7,868	11,934
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			7,734	19,993
Changes in net realizable value of agricultural produce after harvest (unrealized)			0	0
Changes in net realizable value of agricultural produce after harvest (realized)			(16)	0
Farmlands and farmland improvements, net	182,251	176,516	182,251	176,516
Machinery, equipment, building and facilities, and other fixed assets, net	100,148	112,849	100,148	112,849
Bearer plants, net	0	0	0	0
Work in progress	15,976	6,276	15,976	6,276
Right of use assets	9,967	15,234	9,967	15,234
Investment property	34,208	5,349	34,208	5,349
Goodwill	5,763	6,319	5,763	6,319
Biological assets	47,031	102,098	47,031	102,098
Finished goods	22,680	32,623	22,680	32,623
Raw materials, Stocks held by third parties and others	79,087	18,446	79,087	18,446
Total segment assets	497,111	475,710	497,111	475,710
Borrowings	77,710	15,270	77,710	15,270
Lease liabilities	5,695	12,549	5,695	12,549
Total segment liabilities	83,405	27,819	83,405	27,819
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Revenue			223,594	209,248
Cost of revenue			(194,199)	(174,854)
Initial recognition and changes in fair value of biological assets and agricultural produce			21,400	6,661
Changes in net realizable value of agricultural produce after harvest			(2)	0
Margin on manufacturing and agricultural activities before operating expenses			50,793	41,055
General and administrative expenses			(11,314)	(8,271)
Selling expenses			(26,032)	(19,188)
Other operating income/(expense), net			(49)	3,450
Profit from operations			13,398	17,046
Depreciation of Property, plant and equipment and amortization of Intangible assets			(10,185)	(8,458)
Net gain (loss) from Fair value adjustment of investment property			0	0
Transfer of revaluation surplus derived from the disposals of assets before taxes				0
Impairment of assets destroyed by fire				0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			(14,540)	(23,488)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			35,940	30,149
Changes in net realizable value of agricultural produce after harvest (unrealized)			0	0
Changes in net realizable value of agricultural produce after harvest (realized)			(2)	0
Farmlands and farmland improvements, net	2,534	2,454	2,534	2,454
Machinery, equipment, building and facilities, and other fixed assets, net	126,746	143,640	126,746	143,640
Bearer plants, net	0	0	0	0
Work in progress	8,781	4,009	8,781	4,009
Right of use assets	647	474	647	474
Investment property	0	0	0	0
Goodwill	0	0	0	0
Biological assets	41,493	42,864	41,493	42,864
Finished goods	18,431	20,553	18,431	20,553
Raw materials, Stocks held by third parties and others	16,828	16,390	16,828	16,390
Total segment assets	215,460	230,384	215,460	230,384
Borrowings	67,370	69,199	67,370	69,199
Lease liabilities	642	538	642	538
Total segment liabilities	68,012	69,737	68,012	69,737
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of revenue			(346,377)	(378,144)
Biological assets	107,022	85,147	107,022	85,147	69,620	116,458
Finished goods	119,360	131,270	119,360	131,270	$ 94,633	$ 126,971
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Revenue			459,892	524,651
Cost of revenue			(346,377)	(378,144)
Initial recognition and changes in fair value of biological assets and agricultural produce			49,616	41,531
Changes in net realizable value of agricultural produce after harvest			(609)	540
Margin on manufacturing and agricultural activities before operating expenses			162,522	188,578
General and administrative expenses			(21,355)	(18,364)
Selling expenses			(48,978)	(55,884)
Other operating income/(expense), net			6,228	2,560
Profit from operations			98,417	116,890
Depreciation of Property, plant and equipment and amortization of Intangible assets			(120,001)	(141,981)
Net gain (loss) from Fair value adjustment of investment property			0	0
Transfer of revaluation surplus derived from the disposals of assets before taxes				0
Impairment of assets destroyed by fire				0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			25,863	(5,444)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			23,753	46,975
Changes in net realizable value of agricultural produce after harvest (unrealized)			0	0
Changes in net realizable value of agricultural produce after harvest (realized)			(609)	540
Farmlands and farmland improvements, net	88,896	80,357	88,896	80,357
Machinery, equipment, building and facilities, and other fixed assets, net	235,182	203,679	235,182	203,679
Bearer plants, net	410,473	326,278	410,473	326,278
Work in progress	23,066	16,175	23,066	16,175
Right of use assets	374,083	336,521	374,083	336,521
Investment property	0	0	0	0
Goodwill	4,106	3,526	4,106	3,526
Biological assets	107,022	69,620	107,022	69,620
Finished goods	119,360	94,633	119,360	94,633
Raw materials, Stocks held by third parties and others	26,751	21,865	26,751	21,865
Total segment assets	1,388,939	1,152,654	1,388,939	1,152,654
Borrowings	554,047	532,230	554,047	532,230
Lease liabilities	343,444	310,769	343,444	310,769
Total segment liabilities	897,491	842,999	897,491	842,999
Corporate
Disclosure of operating segments [line items]
Revenue			0	0
Cost of revenue			0	0
Initial recognition and changes in fair value of biological assets and agricultural produce			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			0	0
General and administrative expenses			(29,868)	(21,585)
Selling expenses			(344)	1,283
Other operating income/(expense), net			(231)	278
Profit from operations			(30,443)	(20,024)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(1,164)	(1,224)
Net gain (loss) from Fair value adjustment of investment property			0	0
Impairment of assets destroyed by fire				0
Corporate | Corporate
Disclosure of operating segments [line items]
Revenue			0	0
Cost of revenue			0	0
Initial recognition and changes in fair value of biological assets and agricultural produce			0	0
Changes in net realizable value of agricultural produce after harvest			0	0
Margin on manufacturing and agricultural activities before operating expenses			0	0
General and administrative expenses			(31,901)	(19,754)
Selling expenses			(362)	1,314
Other operating income/(expense), net			(238)	272
Profit from operations			(32,501)	(18,168)
Depreciation of Property, plant and equipment and amortization of Intangible assets			(1,262)	(1,117)
Net gain (loss) from Fair value adjustment of investment property			0	0
Transfer of revaluation surplus derived from the disposals of assets before taxes				0
Impairment of assets destroyed by fire				0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)			0	0
Changes in net realizable value of agricultural produce after harvest (realized)			0	0
Farmlands and farmland improvements, net	0	0	0	0
Machinery, equipment, building and facilities, and other fixed assets, net	0	0	0	0
Bearer plants, net	0	0	0	0
Work in progress	0	0	0	0
Right of use assets	589	767	589	767
Investment property	0	0	0	0
Goodwill	0	0	0	0
Biological assets	0	0	0	0
Finished goods	0	0	0	0
Raw materials, Stocks held by third parties and others	0	0	0	0
Total segment assets	589	767	589	767
Borrowings	502,239	126,284	502,239	126,284
Lease liabilities	779	789	779	789
Total segment liabilities	$ 503,018	$ 127,073	$ 503,018	$ 127,073